Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 16,700,000
Net operating loss carryforward adjustments on prior year	$ 4,900,000
Italy corporate tax rate	28.82%
Austrian corporate tax rate	25.00%
U.S. statutory rate	21.00%	35.00%
Canadian corporate tax rate	26.50%
Net loss carry forward for US entities	$ 917,821